Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.57513%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,944,159.12

Principal:
Principal Collections	$20,761,698.06
Prepayments in Full	$13,224,465.59
Liquidation Proceeds	$106,365.67
Recoveries	$0.00
Sub Total	$34,092,529.32
Collections	$37,036,688.44

Purchase Amounts:
Purchase Amounts Related to Principal	$42,629.97
Purchase Amounts Related to Interest	$0.00
Sub Total	$42,629.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,079,318.41

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,079,318.41
Servicing Fee	$897,449.39	$897,449.39	$0.00	$0.00	$36,181,869.02
Interest - Class A-1 Notes	$242,376.85	$242,376.85	$0.00	$0.00	$35,939,492.17
Interest - Class A-2a Notes	$678,333.33	$678,333.33	$0.00	$0.00	$35,261,158.84
Interest - Class A-2b Notes	$207,441.03	$207,441.03	$0.00	$0.00	$35,053,717.81
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$34,197,817.81
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$33,907,757.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,907,757.48
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$33,814,859.65
Second Priority Principal Payment	$2,843,615.08	$2,843,615.08	$0.00	$0.00	$30,971,244.57
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$30,906,691.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,906,691.24
Regular Principal Payment	$117,360,934.72	$30,906,691.24	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,079,318.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,843,615.08
Regular Principal Payment					$30,906,691.24
Total					$33,750,306.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$33,750,306.32	$164.64	$242,376.85	$1.18	$33,992,683.17	$165.82
Class A-2a Notes	$0.00	$0.00	$678,333.33	$2.47	$678,333.33	$2.47
Class A-2b Notes	$0.00	$0.00	$207,441.03	$2.07	$207,441.03	$2.07
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$33,750,306.32	$32.06	$2,431,562.70	$2.31	$36,181,869.02	$34.37

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$120,204,549.80	0.5863637	$86,454,243.48	0.4217280
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$967,814,549.80	0.9194427	$934,064,243.48	0.8873792

Pool Information
Weighted Average APR	3.379%	3.353%
Weighted Average Remaining Term	56.66	55.80
Number of Receivables Outstanding	39,089	38,273
Pool Balance	$1,076,939,265.84	$1,042,636,732.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$974,895,488.27	$943,920,934.72
Pool Factor	0.9271979	0.8976649

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$98,715,797.80
Targeted Overcollateralization Amount	$132,776,501.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,572,489.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$167,374.03
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$167,374.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1865%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0086%
Current Collection Period			0.1895%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		168	$175,335.55
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$175,335.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0151%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,043.66
Average Net Loss for Receivables that have experienced a Realized Loss			$1,043.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.69%	252	$7,166,904.22
61-90 Days Delinquent	0.07%	25	$690,320.10
91-120 Days Delinquent	0.00%	1	$15,023.88
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.76%	278	$7,872,248.20

Repossession Inventory:
Repossessed in the Current Collection Period		14	$357,743.09
Total Repossessed Inventory		23	$659,729.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0075%
Prior Collection Period			0.0358%
Current Collection Period			0.0679%
Three Month Average			0.0371%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0677%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer